Sidley Austin LLP 787 Seventh Avenue New York, NY 10019 +1 212 839 5300 +1 212 839 5599 Fax AMERICA • ASIA PACIFIC • EUROPE

VIA EDGAR

December 16, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Victory Portfolios – File Nos.: 033-08982; 811-04852

Ladies and Gentlemen:

Victory Portfolios (the “Registrant”) is filing via EDGAR, Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 186 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The Registrant is filing the Amendment to register shares of a new series portfolio (the “Acquiring Fund”) pursuant to Rule 485(a) under the Securities Act. The Acquiring Fund is a newly-created shell fund that will reorganize with an existing fund (the “Target Fund”).  Under the plan of reorganization, the Acquiring Fund will acquire the assets and liabilities of the Target Fund.  In exchange, the Acquiring Fund will distribute its shares pro rata to existing shareholders of the Target Fund.  The Registrant expects this transaction will not result in federal income tax liability to shareholders of the Target Fund.  The Target Fund is expected to be the accounting survivor following the reorganization.

The Registrant plans to file a registration statement on Form N-14 to register shares of the Acquiring Fund that will be issued as part of the reorganization.

If you have any questions concerning the filing, please call me at 212-839-8600.

Very truly yours,

/s/ Jay G. Baris

cc:

Leigh A. Wilson, Chair of the Board

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Sidley Austin LLP

Matthew J. Kutner, Sidley Austin LLP

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